Income Taxes (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Taxes (Tables)
Net Operating Loss Carry Forwards	$ 6,532,000
Net Operating Loss Carry Forwards Expiration Year, Descriptions	through 2034
Cumulative Tax Effect At The Expected Rate	21.00%	21.00%
Net Operating Carry Forward Loss- Federal Income Tax	$ 6,532,000